INCOME PER SHARE - Summary of computation of basic and diluted net income per share attribute to ordinary shareholders (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net income attributable to ordinary shareholders – basic and diluted	¥ 1,535,742	$ 219,608	¥ 1,056,478	¥ 1,297,619
Weighted average number of ordinary shares outstanding - basic	208,900,211	208,900,211	212,433,169	213,996,233
Weighted average number of ordinary shares outstanding - diluted	208,900,211	208,900,211	212,433,169	213,996,233
Basic net income per share attributable to ordinary shares | (per share)	¥ 7.35	$ 1.05	¥ 4.97	¥ 6.06
Diluted net income per share attributable to ordinary shares | (per share)	¥ 7.35	$ 1.05	¥ 4.97	¥ 6.06